Statements Of Consolidated Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Net income (loss)	$ (163)		$ (254)
Other comprehensive income (loss), net of tax effects:
Effects related to pension and other retirement benefit obligations (net of tax (benefit) expense of $(6), $3, $— and $—)	6		(23)
Other comprehensive income, net of tax effects —cash flow hedges derivative value net loss related to hedged transactions recognized during the period (net of tax benefit of $— in all periods)	0		0
Total other comprehensive income (loss)	6		(23)
Comprehensive income (loss)	$ (157)		$ (277)
Predecessor
Net income (loss)		$ 22,851		$ (4,677)
Other comprehensive income (loss), net of tax effects:
Effects related to pension and other retirement benefit obligations (net of tax (benefit) expense of $(6), $3, $— and $—)		0		0
Other comprehensive income, net of tax effects —cash flow hedges derivative value net loss related to hedged transactions recognized during the period (net of tax benefit of $— in all periods)		1		2
Total other comprehensive income (loss)		1		2
Comprehensive income (loss)		$ 22,852		$ (4,675)